The Hartford Healthcare Fund Expense Example, No Redemption - The Hartford Healthcare Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 215
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	1,139
Expense Example, No Redemption, 10 Years	$ 2,452